UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08614

Brandes Investment Trust

(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500 San Diego, CA (Address of principal executive offices)	92130 (Zip code)

Micheal Glazer, Esq.

c/o Paul, Hastings, Janofsky & Walker, LLP

555 South Flower, 23rd Floor

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-331-2979

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

BRANDES

INVESTMENT TRUST

SEMI-ANNUAL

REPORT

For the Six Months ended April 30, 2003

WORLDWIDE VALUE SPECIALISTS

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund climbed 1.24% for the six-month period ending April 30, 2003. The Fund’s return slightly trailed the MSCI EAFE Index, which rose 1.81% for the period.

I’d like to start with a brief overview of the international equity market environment in the six-month period, then examine the country-, industry-, and stock-specific factors that affected the Fund’s performance. Finally, I’ll review our investment philosophy and how the Fund is positioned for the future.

After posting declines in December 2002 and through the first three months of 2003, stocks in non-U.S. markets surged in April. Share prices around the globe seemed to react favorably to the end of major conflict in Iraq in late March. Most country indices registered substantial gains in April. The MSCI EAFE Index advanced 9.80% in April. Overall, during the six-month period the MSCI EAFE Index gained 1.81%.

In Asia, concerns related to the outbreak of severe acute respiratory syndrome (SARS) impacted stock returns. The MSCI Japan Index, for example, declined 7.33%. In Europe, stocks generally advanced, with the MSCI Europe Index gaining 4.17%. Economic reports, however, remained mixed, and the European Central Bank left interest rates unchanged in April, waiting to see what effect the conflict in Iraq would have on Europe’s sluggish economy. Stocks in Brazil posted sharp gains during the period as investors showed increasing confidence in the administration of President Luiz Inacio Lula da Silva.

The Fund’s holdings in Spain, Canada, and Brazil generally climbed during the six-month period, including Repsol (Spain—oil & gas), Telefonica (Spain—diversified telecom services), Nortel Networks (Canada—communications equipment), Eletrobras (Brazil—electric utilities), and Telebras (Brazil—diversified telecom services).

While holdings in Japan and the United Kingdom tended to detract from performance for the period, including Sumitomo Mitsui (Japan—banking), Invensys (United Kingdom—machinery), BAE Systems (United Kingdom—aerospace & defense), and Mitsubishi Tokyo Financial (Japan—banking), select holdings in Japan climbed as prices moved closer to our estimates of their intrinsic values, including Sankyo (pharmaceuticals) and Komatsu (Japan—machinery).

Brandes Institutional International Equity Fund

From an industry perspective, holdings in communications equipment, diversified telecom services, and oil & gas contributed to the Fund’s performance. Communications equipment holdings climbing during this period included Alcatel (France) and Nortel Networks, while Telefonica (Spain), Deutsche Telekom (Germany), and Portugal Telecom (Portugal) were strong performers in the diversified telecom services industry. Repsol (Spain) represented a positive contributor from the oil & gas industry.

Fund holdings in the commercial banking and the food & staples retailing industries declined during the six-month period, including Ahold (Netherlands—food & staples retailing), Mitsubishi Tokyo Financial, and Sumitomo Mitsui. Returns for positions in the industrials sector—which includes the aerospace & defense, machinery, and commercial services & supplies industries—also weighed on returns. Companies from this sector declining during this period included Invensys, BAE Systems (United Kingdom—aerospace & defense), and Reuters (United Kingdom—commercial services & supplies).

During the period, we added the following new positions: Ahold, Renault (France—automobiles), Lafarge (France—building products), Wolters Kluwer (Netherlands—media), and Abbey National (United Kingdom—diversified financial services). We added to existing positions in Bayerische Hypo Vereinsbank (Germany—commercial banking), E.ON (Germany—electric utilities), Axa (France—insurance), Akzo Nobel (Netherlands—chemicals), Friends Provident (United Kingdom—insurance), and BAE Systems at prices that we consider attractive.

Over the six-month period, we sold the Fund’s position in PetroChina (China—oil & gas) as appreciation pushed the market price toward our estimates of fair value. To pursue more compelling investment opportunities, we pared back our positions in Nortel Networks, Alcatel, Repsol, Komatsu (Japan—machinery), Banco Bilbao Viz Argentaria (Spain—commercial banking), Jardine Matheson Holdings (Singapore—diversified financial services), and Japan Tobacco (Japan—tobacco).

The Fund’s most substantial country weightings remain in Japan, the United Kingdom, and Spain. On an industry basis, the Fund’s most substantial weightings remain in diversified telecom services, commercial banking, and diversified financial services.

Are Equities Attractive?

During the first quarter, in his annual letter to shareholders of Berkshire Hathaway, renowned investor Warren Buffett shared his view of the general appeal of the U.S. stock market. “Despite three years of falling prices, which have significantly improved the attractiveness of common stocks,” he wrote, “we still find very few that even mildly interest us.”

Mr. Buffett’s comments reflect the concerns of an increasingly apprehensive investment community. As the global bear market enters its fourth year, investors around the world are

Brandes Institutional International Equity Fund

wondering if equities today are attractive investments—and “the Oracle of Omaha” is not the only one who doesn’t think so.

In January, Merrill Lynch’s chief U.S. strategist called the equity market “very speculative” and recommended that clients allocate less than 50% of their portfolios to stocks. In March, an editorial in BusinessWeek asserted “share valuations are not cheap” and that, in the face of current economic and military uncertainties, “only a fool would be optimistic at this moment.”

While bears abound, other market observers argue that recent market declines have pushed prices for select stocks to bargain levels. According to a March article from Barron’s, more than 20% of the companies that make up the S&P 500 Index are selling for less than 10 times the companies’ projected 2003 profits. The article points out that stocks with single-digit P/E ratios have only been this prevalent at three points over the last 13 years—and that each of the previous instances “proved great times to invest in low P/E stocks.”

Analysts eyeballing markets outside the United States have voiced similar bullish arguments in recent weeks. A Deutsche Bank research report released in March, for example, notes that “European equities are at their cheapest relative to bonds in 50 years.” Separately, an ING Financial Markets study of several Asian nations indicates that equity valuations in that region “are back to levels seen only during crises.”

At Brandes Investment Partners, while we refrain from commenting on the appeal of equities as a whole, we believe that select stocks in today’s markets represent powerfully compelling opportunities for price appreciation over the long term. We acknowledge that recent price declines have shaken faith in equities and have pushed many investors to consider the merits of other asset classes. In our opinion, however, this type of fear and uncertainty frequently feeds on itself and drags stock prices down to levels far below their fair values. As a result, we think it’s no coincidence that, historically, widespread bearishness often has preceded periods of strong performance for equities.

The value philosophy recognizes two keys to lasting investment success: purchasing out-of-favor stocks at bargain prices—and holding those stocks through periods when other investors might be heading for the exits. Accordingly, we acknowledge that prices for both individual stocks and for the overall market are unpredictable in the near term, and could decline further from current levels. At the same time, we believe that investors who take advantage of opportunities available in today’s equity markets will be well positioned to achieve favorable long-term results.

In Closing

While we monitor short-term developments in international equity markets, our investment philosophy focuses on company-by-company analysis with a long-term perspective. In all market environments, we search for and hold fundamentally sound companies trading at

Brandes Institutional International Equity Fund

discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

Overall, the strengths of new positions and existing portfolio holdings inspire optimism for long-term outperformance. Applied globally, our investment process continues to uncover promising opportunities among developed and emerging markets.

Sincerely yours,

Debra McGinty-Poteet

President

Brandes Investment Trust

Brandes Institutional International Equity Fund

Value of $1,000,000 vs Morgan Stanley Capital

International EAFE (Europe, Australasia and Far East) Index

Past performance is not predictive of future returns. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2003 (Unaudited)

	Shares	Value

COMMON STOCKS: 97.3%

Bermuda: 2.8%
Tyco International, Ltd.(2)	434,000	$6,770,400

Brazil: 3.4%
Banco Bradesco S.A. ADR(2)	113,904	2,346,422
Centrais Electricas Brasileiras S.A. ADR	785,130	3,007,205
Telecomunicacoes Brasileiras S.A. ADR	115,700	3,005,886

		8,359,513

Canada: 1.8%
Nortel Networks Corp.*	1,736,219	4,479,445

France: 7.6%
Alcatel S.A.(2)	620,500	5,092,353
Alstom(2)	206,000	419,198
AXA(2)	303,000	4,610,854
European Aeronautic Defense and Space Co.(2)	195,200	1,818,048
Lafarge S.A.	39,000	2,625,075
Renault S.A.	93,200	4,038,018

		18,603,546

Germany: 6.6%
BASF AG(2)	77,000	3,441,165
Bayerische Hypo Vereinsbank AG(2)	298,300	3,979,004
Deutsche Telekom AG	463,900	6,213,865
E.ON AG(2)	51,000	2,445,721

		16,079,755

Hong Kong/China: 0.8%
Swire Pacific, Ltd.—Class A	482,500	1,911,675

Italy: 5.0%
IntesaBci SpA(2)	2,101,250	5,450,626
Telecom Italia SpA(2)	819,200	6,700,156

		12,150,782

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2003 (Unaudited) - (Continued)

	Shares	Value

Japan: 20.2%
Daiichi Pharmaceutical Co., Ltd.(2)	155,000	$1,964,660
Daiwa House Industry Co., Ltd.(2)	471,000	2,846,638
Hitachi, Ltd.	848,800	2,835,746
Japan Tobacco, Inc.	592	3,453,706
Komatsu, Ltd.(2)	853,000	3,257,912
Matsushita Electric Industrial Company, Ltd.	662,000	5,279,107
Mitsubishi Heavy Industries, Ltd.(2)	994,000	2,211,114
Mitsubishi Tokyo Finance Group, Inc.	992	3,364,123
Nippon Mitsubishi Oil Corp.(2)	1,074,000	4,282,297
Nippon Telegraph & Telephone Corp.	1,399	4,908,772
Ono Pharmaceutical Co.	115,000	3,436,582
Sankyo Co., Ltd.	357,000	5,178,343
Sumitomo Mitsui Banking Corp.(2)	1,357	2,130,102
TDK Corp.	123,000	4,274,490

		49,423,592

Mexico: 3.8%
America Movil S.A. de CV	198,840	3,334,547
Telefonos de Mexico S.A. Class L, ADR	198,840	6,006,956

		9,341,503

Netherlands: 6.2%
Akzo Nobel N.V.(2)	212,400	4,730,690
ING Groep N.V.	274,700	4,468,917
Koninklijke Ahold N.V.(2)	711,000	3,259,373
Wolters Kluwer N.V.	212,000	2,766,224

		15,225,204

New Zealand: 1.8%
Telecom New Zealand, Ltd.	1,646,104	4,415,904

Portugal: 1.9%
Portugal Telecom S.A.	641,217	4,595,616

Russia: 1.1%
Lukoil ADR	40,400	2,781,136

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2003 (Unaudited) - (Continued)

	Shares	Value

Singapore: 4.6%
DBS Group Holdings, Ltd.	557,069	$2,731,885
Jardine Matheson Holdings, Ltd.	724,954	4,150,362
Oversea-Chinese Banking Corp., Ltd.	796,000	4,240,128

		11,122,375

South Africa: 1.7%
SABMiller Plc	613,050	4,227,461

South Korea: 4.2%
Korea Electric Power Corp. ADR	553,200	5,211,144
KT Corp. ADR(2)	242,000	4,902,920

		10,114,064

Spain: 8.5%
Banco Bilbao Vizcaya S.A.	473,500	4,775,372
Repsol S.A.	494,200	7,210,973
Telefonica S.A.	792,594	8,782,236

		20,768,581

Switzerland: 4.2%
Swisscom AG(2)	9,200	2,848,686
Zurich Financial Services AG	69,876	7,375,456

		10,224,142

United Kingdom: 10.1%
Abbey National Plc	500,200	3,557,311
BAE Systems Plc	1,714,100	3,482,942
British Energy Plc	536,192	33,286
BT Group Plc	691,990	1,984,565
Corus Group Plc*	2,163,000	479,306
Friends Provident Plc	1,463,800	2,301,022
HSBC Holdings Plc	234,200	2,559,998
Invensys Plc	3,491,359	823,935
Marks & Spencer Group Plc	677,571	3,160,092
Reuters Goup Plc	964,000	2,082,175
Royal & Sun Alliance Insurance Group Plc	1,009,000	1,763,677
Safeway Plc	536,000	2,332,599

		24,560,908

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at April 30, 2003 (Unaudited) - (Continued)

	Shares	Value

Venezuela: 1.0%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	$2,463,787

TOTAL COMMON STOCKS (cost $327,909,159)		237,619,389

SHORT-TERM INVESTMENTS: 27.1%	Principal Amount

Mutual Funds - 9.0%
Dreyfus Cash Management Plus Fund(1)	$10,000,000	10,000,000
Merrimac Cash Fund-Premium Class(1)	12,000,000	12,000,000

Total Mutual Funds (cost $22,000,000)		22,000,000

Demand notes - 16.0%
Bank of Montreal, 1.34%, due 05/01/03(1)	8,192,578	8,192,578
Credit Agricole Indosuez, 1.27%, due 05/12/03(1)	11,000,000	11,000,000
Royal Bank of Scotland, 1.24%, due 05/07/03(1)	10,000,000	10,000,000
Toronto Dominion Bank, 1.25%, due 05/07/03(1)	10,000,000	10,000,000

Total Demand notes (cost $39,192,578)		39,192,578

Repurchase agreements - 2.1%
Investors Bank & Trust Co., Repurchase Agreement, 1.000%, dated 04/30/2003, due 05/01/2003, [collateralized by $5,156,935 GNRA #280610, 4.500%, due 06/20/2032 (Market value $5,264,908) (proceeds $5,014,338) (cost $5,014,198)]	5,014,198	5,014,198

TOTAL SHORT-TERM INVESTMENTS (cost $66,206,776)		66,206,776

TOTAL INVESTMENTS IN SECURITIES (cost $394,115,935): 124.4%		303,826,165
Liabilities in excess of Other Assets: (24.4)%		(59,537,550)

NET ASSETS: 100.0%		$244,288,615

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	This security is purchased with cash proceeds from securities loans.
(2)	This security or a portion of this security is out on loan at April 30, 2003.
Total	loaned securities had a market value of $57,341,270 at April 30, 2003.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at April 30, 2003 (Unaudited)

Industry	Percentage
Aerospace & Defense	2.2%

Auto Manufacturers	1.6%

Banks	12.9%

Beverages	1.7%

Building Materials	1.1%

Chemicals	3.3%

Commercial Services & Supplies	0.9%

Communications Equipment	3.9%

Diversified Financials	8.8%

Diversified Telecommunication Services	23.3%

Electric	4.4%

Electrical Components & Equipment	3.1%

Food	2.3%

Household Durables	3.3%

Insurance	3.6%

Machinery—Construction & Mining	1.7%

Media	1.1%

Metals & Mining	0.2%

Miscellaneous Manufacturer	3.7%

Oil & Gas	5.8%

Pharmaceuticals	4.3%

Retail	1.3%

Tobacco	1.4%

Wireless Telecommunication Services	1.4%

TOTAL COMMON STOCK	97.3%

SHORT-TERM INVESTMENTS	27.1%

TOTAL INVESTMENTS IN SECURITIES	124.4%

Liabilities in excess of Other Assets	(24.4)%

NET ASSETS	100.0%

Brandes Institutional International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2003 (Unaudited)

ASSETS
Investments in securities, at cost	$394,115,935

Investments in securities, at value (including $57,341,270 of securities loaned) (Note 2)	$303,826,165
Cash	1,813
Receivables:
Dividends and interest	1,743,779
Tax reclaim	128,861
Securities lending income	9,800
Prepaid expenses and other assets	26,262

Total assets	305,736,680

LIABILITIES
Payment upon return of securities loaned	61,192,578
Payables:
Due to advisor	187,610
Accrued expenses	67,877

Total liabilities	61,448,065

NET ASSETS	$244,288,615

Net asset value, offering and redemption price per share ($244,288,615/20,365,502 shares outstanding; unlimited shares authorized without par value)	$12.00

COMPONENTS OF NET ASSETS
Paid-in capital	$337,953,264
Accumulated net investment income	1,700,582
Accumulated net realized loss on investments and foreign currency	(5,096,105)
Net unrealized appreciation (depreciation) on:
Investments	(90,289,770)
Foreign currency	20,644

Net assets	$244,288,615

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME
INCOME
Dividends (net of foreign taxes withheld of $395,684)	$2,983,500
Interest	7,342
Interest from securities lending	65,360

Total income	3,056,202

EXPENSES
Advisory fees (Note 3)	1,166,817
Administration fees (Note 3)	58,316
Custody fees	64,968
Transfer agent fees	22,563
Accounting fees	20,457
Auditing fees	27,200
Printing	26,644
Registration expense	11,248
Trustee fees	8,529
Legal fees	13,885
Miscellaneous	5,760
Insurance expense	3,872

Total expenses	1,430,259
Less: Expenses reimbursed	(29,934)

Net expenses	1,400,325

Net investment income	1,655,877

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(5,066,799)
Foreign currency transactions	15,687

Net realized loss	(5,051,112)

Net unrealized appreciation on:
Investments	6,566,834
Foreign currency transactions	14,691

Net unrealized appreciation	6,581,525

Net realized and unrealized gain on investments and foreign currency	1,530,413

Net increase in net assets resulting from operations	$3,186,290

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2003(1)	Year Ended October 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,655,877	$3,741,312
Net realized gain (loss) on:
Investments	(5,066,799)	8,176,434
Foreign currency transactions	15,687	(44,705)
Net unrealized appreciation (depreciation) on:
Investments	6,566,834	(43,959,307)
Foreign currency	14,691	(1,816)

Net increase (decrease) in net assets resulting from operations	3,186,290	(32,088,082)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,420,837)	(4,564,895)
From net realized gains	(8,176,476)	(14,933,583)

Decrease in net assets from distributions	(11,597,313)	(19,498,478)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	121,219,655	226,633,940
Net asset value of shares issued on reinvestment of distributions	11,369,896	19,161,021
Cost of shares redeemed	(116,732,420)	(257,214,702)

Net increase (decrease) from capital share transactions	15,857,131	(11,419,741)

Total increase (decrease) in net assets	7,446,108	(63,006,301)

NET ASSETS
Beginning of period	236,842,507	299,848,808

End of period	$244,288,615	$236,842,507

Undistributed net investment income	$1,700,582	$3,465,542

CAPITAL SHARE ACTIVITY
Shares sold	10,274,574	15,753,312
Shares issued on reinvestment of distributions	941,217	1,310,604
Shares redeemed	(9,869,244)	(17,877,833)

Net increase (decrease) in shares outstanding	1,346,547	(813,917)

(1)	Unaudited.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months Ended April 30, 2003(1)		Year Ended October 31,

			2002	2001	2000	1999	1998

Net asset value, beginning of period	$12.45		$15.12	$22.34	$19.84	$16.22	$14.57

Income from investment operations:
Net investment income	0.08		0.19	0.22	0.34	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.08		(1.89)	(2.77)	3.99	4.91	1.66

Total from investment operations	0.16		(1.70)	(2.55)	4.33	5.11	1.87

Less distributions:
From net investment income	(0.18)		(0.23)	(0.32)	(0.20)	(0.23)	(0.07)
From net realized gain	(0.43)		(0.74)	(4.35)	(1.63)	(1.26)	(0.15)

Total distributions	(0.61)		(0.97)	(4.67)	(1.83)	(1.49)	(0.22)

Net asset value, end of period	$12.00		$12.45	$15.12	$22.34	$19.84	$16.22

Total return	1.24%		(12.23)%	(14.76)%	22.84%	34.23%	13.01%

Ratios/supplemental data:
Net assets, end of period (millions)	$244.3		$236.8	$299.8	$326.5	$235.1	$160.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.23	%(2)	1.18%	1.16%	1.18%	1.30%	1.37%
After fees waived and expenses absorbed or recouped	1.20	%(2)	1.20%	1.20%	1.19%	1.20%	1.20%

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.39	%(2)	1.25%	1.39%	1.65%	1.09%	1.75%
After fees waived and expenses absorbed or recouped	1.42	%(2)	1.23%	1.35%	1.64%	1.19%	1.92%
Portfolio turnover rate	11.34%		44.61%	32.07%	42.03%	32.31%	50.08%
(1)	Unaudited.
(2)	Annualized.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the “Fund”) is a series of shares of beneficial interest of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the Nasdaq are valued at the official closing price. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.	Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.	Forward Foreign Currency Exchange Contracts. The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies at specific future dates.

D.	Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F.	Concentration of Risk. As of April 30, 2003, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund’s net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

G.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

H.	Securities Lending. The Trust may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fees. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned. As of April 30, 2003, the market value of securities loaned was $57,341,270 and the Fund received $61,192,578 of cash collateral for the loan.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.L.C. (The “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended April 30, 2003, the Fund incurred $1,166,817 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At April 30, 2003, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund is $340,493. The Advisor may recapture $111,370 of the above amount no later than October 31, 2003, $199,584 no later than October 31, 2004, and $29,539 no later than October 31, 2006. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended April 30, 2003, the Advisor waived fees of $29,539.

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.05% of average daily net assets for the first $250 million in net assets, 0.04% of average daily net assets for the next $250 million in net assets and 0.03% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $40,000 per annum. For the six months ended April 30, 2003 the Fund incurred $58,316 in such fees.

Quasar Distributors LLC, (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $29,182,112 and $26,189,567, respectively.

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Other Directorships Held by Trustee

“Non-interested” Trustees

DeWitt F. Bowman, C.F.A 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 71	Trustee	February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments—University of California from 2000 to 2001. Formerly Chief Investment Officer of the California Public Employees Retirement System (1989 to 1994)	RREEF America REIT, Inc.; Wilshire Target Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 79	Trustee	December 1994	Retired.

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 75	Trustee	December 1994	Retired. Formerly General Contractor (1951-1996).

Brandes Institutional International Equity Fund

Name, Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Other Directorships Held by Trustee

“Interested” Trustees** and Other Officers

Charles H. Brandes 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 59	Trustee	December 1994	Chairman of the Advisor.

Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 47	Trustee and President	June 2000	Director, Mutual Fund Services of the Advisor. Formerly Chief Operating Officer for North American Trust Company; Senior Vice President and Managing Director for Bank of America Funds Management.	Trustee & Chairman London Pacific Group Money Market Fund, Company sold in 1998

Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 32	Secretary	June 2003	Counsel of the Advisor; Associate Counsel of U.S. Global Investors, Inc.; Attorney for Franklin Templeton Investments.

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 Age 46	Treasurer	September 1997	Finance Director of the Advisor.

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.
**	Interested persons” within the meaning as defined in the 1940 Act.

BRANDES

INVESTMENT TRUST

ADVISOR

Brandes Investment Partners, L.P.

11988 El Camino Real, Suite 500

San Diego, California 92191

800.331.2979

DISTRIBUTOR

Quasar Distributors, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

TRANSFER AGENT

Investors Bank & Trust Co.

200 Clarendon Street, 16th Floor

Boston, Massachusetts 02116

AUDITORS

Ernst & Young LLP

725 South Figueroa Street

Los Angeles, California 90071

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street, 23rd Floor

Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 1.	Reports to Stockholders – Filed herewith

Item 2.	Code of Ethics. – Not applicable to Semi-Annual Report

Item 3.	Audit Committee Financial Expert. – Not applicable to Semi-Annual Report

Item 4.	Principal Accountant Fees and Services – Not applicable to Semi-Annual Report

Items 5–8.	[Reserved]

Item 9.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.	Exhibits.

(a)	Any code of ethics or amendment thereto. Not applicable to Semi-Annual Report

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRANDES INVESTMENT TRUST (Registrant)

By (Signature and Title)	/s/ DEBRA MCGINTY-POTEET
Debra McGinty-Poteet, President
Date 7/7/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BRANDES INVESTMENT TRUST (Registrant)

By (Signature and Title)	/s/ GARY IWAMURA
Gary Iwamura, Treasurer
Date 7/7/03